Property, Premises and Equipment	6 Months Ended
Jun. 30, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
PROPERTY, PREMISES AND EQUIPMENT

8 (a). PROPERTY, PREMISES AND EQUIPMENT

The additions to the property and equipment during the six-months period ended 30 June 2021 were USD 267 thousand (30 June 2020: USD 115 thousand). The depreciation expense for the six-months period ended 30 June 2021 was USD 634 thousand (30 June 2020: USD 632 thousand).

Pursuant to the application of IFRS 16 -Lease, the Group has recognized a total amount of USD 3,101 thousand as a right-of-use assets for the leased offices (31 December 2020: USD 2,914 thousand). During the period ended 30 June 2021, interest expense amounted to USD 91 thousand (30 June 2020: USD 49 thousand) and depreciation expense of USD 565 thousand (30 June 2020: USD 278 thousand) was recognized for the leased assets.